Note 28 - Commitments and Contingent Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingent Liabilities [Line Items]
Irrevocable lending commitments	€ 167,788	€ 167,722
Revocable lending commitments	43,652	44,327
Contingent liabilities	49,232	51,605
Total	€ 260,672	€ 263,654